CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CLP ($) $ in Thousands		Total	Common Stock	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests
Beginning Balance at Dec. 31, 2017		$ 1,226,828,608	$ 562,693,346	$ (153,541,761)	$ 28,244	$ (3,958,511)	$ (20,603,251)	$ (178,075,279)	$ 716,458,990	$ 1,101,077,057	$ 125,751,551
Increase (decrease) due to changes in accounting policies at Dec. 31, 2017	[1]	(135,776)	0	0	0	0	0	0	(126,722)	(126,722)	(9,054)
Changes
Final dividends	[2]	(1,296,076)	0	0	0	0	0	0	(1,296,076)	(1,296,076)	0
Interim dividends	[3]	(51,730,402)	0	0	0	0	0	0	(51,730,402)	(51,730,402)	0
Interim dividends according to policy	[4]	(101,714,994)	0	0	0	0	0	0	(101,714,994)	(101,714,994)	0
Other increase (decrease) in Equity	[1]	(7,374,653)	0	0	0	0	0	0	0	0	(7,374,653)
Effects business combination	[5]	6,755,102	0	0	0	0	0	0	0	0	6,755,102
Total Comprehensive income (expense)	[6]	359,197,174	0	35,487,433	51,944	(882,063)	0	34,657,314	306,890,792	341,548,106	17,649,068
Increase (decrease) through changes in ownership interests in subsidaries	[7]	(41,413,040)	0	0	0	0	(7,630,261)	(7,630,261)	0	(7,630,261)	(33,782,779)
Total changes in equity		162,423,111	0	35,487,433	51,944	(882,063)	(7,630,261)	27,027,053	152,149,320	179,176,373	(16,753,262)
Ending Balance at Dec. 31, 2018		1,389,115,943	562,693,346	(118,054,328)	80,188	(4,840,574)	(28,233,512)	(151,048,226)	868,481,588	1,280,126,708	108,989,235
Changes
Final dividends	[2]	(30,689,081)	0	0	0	0	0	0	(30,689,081)	(30,689,081)	0
Interim dividends	[8]	(27,712,715)	0	0	0	0	0	0	(27,712,715)	(27,712,715)	0
Interim dividends according to policy	[4]	(37,358,131)	0	0	0	0	0	0	(37,358,131)	(37,358,131)	0
Other increase (decrease) in Equity	[1]	(11,918,592)	0	0	0	0	0	0	0	0	(11,918,592)
Effects business combination	[5]	700,774	0	0	0	0	60,881	60,881	0	60,881	639,893
Total Comprehensive income (expense)	[6]	159,956,294	0	16,122,893	249,503	(2,887,580)	0	13,484,816	130,141,692	143,626,508	16,329,786
Increase (decrease) through changes in ownership interests in subsidaries	[9]	832,731	0	0	0	0	0	0	0	0	832,731
Total changes in equity		53,811,280	0	16,122,893	249,503	(2,887,580)	60,881	13,545,697	34,381,765	47,927,462	5,883,818
Ending Balance at Dec. 31, 2019		1,442,927,223	562,693,346	(101,931,435)	329,691	(7,728,154)	(28,172,631)	(137,502,529)	902,863,353	1,328,054,170	114,873,053
Changes
Final dividends	[2]	(29,134,204)	0	0	0	0	0	0	(29,134,204)	(29,134,204)	0
Interim dividends	[8]	(20,692,161)	0	0	0	0	0	0	(20,692,161)	(20,692,161)	0
Interim dividends according to policy	[4]	(27,383,975)	0	0	0	0	0	0	(27,383,975)	(27,383,975)	0
Other increase (decrease) in Equity	[1]	(12,093,177)	0	0	0	0	0	0	0	0	(12,093,177)
Effects business combination	[5]	573,955	0	0	0	0	0	0	0	0	573,955
Total Comprehensive income (expense)	[6]	54,573,160	0	(52,043,623)	2,968,182	(1,298,021)	0	(50,373,462)	96,152,272	45,778,810	8,794,350
Increase (decrease) through changes in ownership interests in subsidaries	[10]	47,854	0	0	0	0	(48,185)	(48,185)	0	(48,185)	96,039
Total changes in equity		(34,108,548)	0	(52,043,623)	2,968,182	(1,298,021)	(48,185)	(50,421,647)	18,941,932	(31,479,715)	(2,628,833)
Ending Balance at Dec. 31, 2020		$ 1,408,818,675	$ 562,693,346	$ (153,975,058)	$ 3,297,873	$ (9,026,175)	$ (28,220,816)	$ (187,924,176)	$ 921,805,285	$ 1,296,574,455	$ 112,244,220

[1]	Mainly related to dividends to Non-controlling interest.
[2]	Corresponds to the differences between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of income (Note 28 - Common Shareholders’ Equity).
[3]	Related to dividends declared as of December and paid during January of the following year, as agreed by the Board of Directors.
[4]	Corresponds to the differences between CCU’s policy to distribute a minimum dividend of at least 50% of the income (Note 28- Common Shareholders’ Equity) and the interim dividends declared or payed as of December 31 of each year.
[5]	See Note 15 – Business combinations. For the year 2018, letter a) y b); 2019 letter d) and for 2020 letter e).
[6]	See Note 28 - Common Shareholders’ Equity.
[7]	Mainly related to the acquisition of an additional interest of VSPT, through the subsidiary CCU Inversiones S.A. for an amount of ThCh$ 49,222,782 with a carrying amount of ThCh$ 36,165,735, which generated, at CCU's consolidated level, a decrease in Other reserves of ThCh$ 13,054,114 on January 29, 2018. Additionally, on December 17, 2018 the joint venture Foods Compañía de Alimentos CCU S.A. (“Foods”) and subsidiary CCU Inversiones S.A. sold the property over Alimentos Nutrabien S.A.generating an effect in Other reserves of ThCh $ 5,426,209 (Note 28 - Common Shareholders’ Equity).
[8]	Corresponds to Interim dividends that were paid on December 26, 2019 and on December 30, 2020 as agreed by the Board of Directors.
[9]	See Note 1 – General information, letter D, number (4).
[10]	See Note 1 – General information, letter D, number (13) and (16).